Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Trade and Other Payables [Abstract]
Related parties – payable (Note 20)	$ 1,534,530	$ 5,755,168
Trade and other payables	7,623,123	6,989,462
Total trade and other payables	$ 9,157,653	$ 12,744,630